Marketable Securities - Reconciliation of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Balance – beginning of year	$ 240,530	$ 3,120
Additions	16,504	228
Dispositions	(108,266)	0
Received as consideration on disposal of assets	23,290	0
Reclassification of investment in Solaris	0	135,964
Change in fair value	(135,191)	101,218
Balance – end of year	$ 36,867	$ 240,530